EXHIBIT 99.1

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (2)			Assets That Were Subject of Demand (2)			Assets That Were Repurchased or Replaced (2)			Assets Pending Repurchase or Replacement (within cure period) (2)			Demand in Dispute (2)			Demand Withdrawn (2)			Demand Rejected (2)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgages

BMO 2024-5C5 Mortgage Trust CIK #: 0002027304	X	Citi Real Estate Funding Inc.	4	159,500,000	15.7
		Starwood Mortgage Capital LLC	3	116,150,000	11.4	1	33,377,955.01	3.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
		German American Capital Corporation	3	147,250,000	14.5
		UBS AG	6	129,690,000	12.8
		Bank of Montreal	3	49,600,000	4.9
		Societe Generale Financial Corporation	3	65,210,000	6.4
		Goldman Sachs Mortgage Company	2	50,270,000	4.9
		Greystone Commercial Mortgage Capital LLC	3	70,126,503	6.9
		Zions Bancorporation, N.A.	2	49,500,000	4.9
		BSPRT CMBS Finance, LLC	2	28,500,000	2.8
		LMF Commercial, LLC	2	25,125,000	2.5
		Starwood Mortgage Capital LLC / Bank of Montreal	2	85,750,000	8.4
		Goldman Sachs Mortgage Company / Societe Generale Financial Corporation	1	40,000,000	3.9
BMO 2024-5C5 Mortgage Trust Total			36	$1,016,671,503		1	33,377,955.01	3.3	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0
Commercial Mortgages Total			36	$1,016,671,503		1	33,377,955.01		0	0.00		0	0.00		0	0.00		0	0.00		0	0

(1) Refers to the mortgage loan seller of the related assets. “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements. Each mortgage loan seller identified above generally also acted as originator of its subject mortgage loans, except as provided below:

a.	The Motif by Morningside mortgage loan was originated by Starwood Mortgage Capital LLC. A portion of such mortgage loan was subsequently acquired by Bank of Montreal.
b.	The Grant mortgage loan was originated by Starwood Mortgage Capital LLC. A portion of such mortgage loan was subsequently acquired by Bank of Montreal.

(2) The percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are based on (i) an aggregate principal balance of approximately $1,016,671,503 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 prospectus filing on August 2, 2024, and (ii) an aggregate principal balance of $1,014,550,082.64 as of June 17, 2026 (for columns (i), (l), (o), (r), (u) and (x)), as shown on the report of the issuing entity prepared by the certificate administrator for the distribution dated June 17, 2026.